Subsequent Events (Details) - USD ($)		1 Months Ended			12 Months Ended
	Mar. 26, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 15, 2024
Subsequent Events
Convertible notes					$ 34,033,000	$ 31,166,000
Conversion price					$ 3.50
Number of shares issued on conversion of debt						10,026,354
PIPE financing
Subsequent Events
Shares issued number	4,530,000
Korean won borrowing maturity January 26, 2024
Subsequent Events
Maturity term extension					5 months
Subsequent Event [Member] | i Best Investment Co., Ltd.
Subsequent Events
Maturity term extension		3 months		2 months
Principal amount				$ 776,000
Repayment of loan		$ 2,327,000
Subsequent Event [Member] | GCT R&D
Subsequent Events
Repayment of short term loan		613,000	$ 613,000	613,000
Accrued interest	$ 13,370,000
Number of shares issued on conversion of debt	2,004,535
Subsequent Event [Member] | GCT R&D | PIPE financing
Subsequent Events
Shares issued values	$ 30,200,000
Shares issued number	4,529,967
Subsequent Event [Member] | Equity line of credit (ELOC) facility
Subsequent Events
Maximum aggregate amount of stock issuance							$ 50,000,000
Subsequent Event [Member] | Loans from NJ Holdings | GCT R&D
Subsequent Events
Principal amount				$ 237,000
Debt maturity term				7 days
Interest rate (as a percent)				0.00%
Repayment of short term loan		237,000	237,000
Subsequent Event [Member] | Convertible promissory notes mature in February and March 2027
Subsequent Events
Convertible notes		$ 11,300,000	$ 11,300,000
Conversion price		$ 6.67	$ 6.67
Subsequent Event [Member] | Convertible promissory note maturing in February 2026
Subsequent Events
Convertible notes			$ 5,000,000.0
Conversion price			$ 10.00
Convertible promissory note, conversion to common stock period			6 months
Subsequent Event [Member] | Convertible promissory notes
Subsequent Events
Accrued interest	$ 32,087,000
Number of shares issued on conversion of debt	4,258,223